Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	143,329,753.11	12,306
Yield Supplement Overcollateralization Amount 07/31/22	3,414,057.51	0
Receivables Balance 07/31/22	146,743,810.62	12,306
Principal Payments	8,459,670.69	280
Defaulted Receivables	61,054.73	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	3,103,756.26	0
Pool Balance at 08/31/22	135,119,328.94	12,021

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.72%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,949,228.63	110
Past Due 61-90 days	674,928.37	39
Past Due 91-120 days	54,326.58	3
Past Due 121+ days	0.00	0
Total	2,678,483.58	152

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Delinquency Trigger Occurred	NO

Recoveries	64,440.33
Aggregate Net Losses/(Gains) - August 2022	(3,385.60)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.03%
Prior Net Losses/(Gains) Ratio	0.00%
Second Prior Net Losses/(Gains) Ratio	-0.73%
Third Prior Net Losses/(Gains) Ratio	0.70%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.36%
Weighted Average Contract Rate, Yield Adjusted	6.41%
Weighted Average Remaining Term	28.31

Flow of Funds	$ Amount
Collections	9,077,811.40
Investment Earnings on Cash Accounts	4,257.58
Servicing Fee	(122,286.51)
Transfer to Collection Account	-
Available Funds	8,959,782.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	223,190.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	4,059,773.60
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	435,386.74
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	8,959,782.47

Servicing Fee	122,286.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	139,179,102.54
Principal Paid	8,210,424.17
Note Balance @ 09/15/22	130,968,678.37

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-3
Note Balance @ 08/15/22	20,009,102.54
Principal Paid	8,210,424.17
Note Balance @ 09/15/22	11,798,678.37
Note Factor @ 09/15/22	4.3871043%

Class A-4
Note Balance @ 08/15/22	81,820,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	81,820,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	24,900,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	24,900,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	12,450,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	12,450,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	313,971.56
Total Principal Paid	8,210,424.17
Total Paid	8,524,395.73

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A -3
Coupon	2.59000%
Interest Paid	43,186.31
Principal Paid	8,210,424.17
Total Paid to A-3 Holders	8,253,610.48

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3791698
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9153725
Total Distribution Amount	10.2945423

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1605797
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.5288323
Total A-3 Distribution Amount	30.6894120

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	494.47
Noteholders' Principal Distributable Amount	505.53

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,075,325.29
Investment Earnings	3,749.42
Investment Earnings Paid	(3,749.42)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$517,647.75	$500,555.95	$472,077.06
Number of Extensions	33	31	26
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.32%	0.29%